Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and our other named executive officers (our Non-PEO NEOs) and Company performance for the fiscal years listed below. The talent and compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on TSR ($)(4)	Net Income ($ Thousands)
2024	3,549,950	4,581,646	1,118,658	790,704	10.13	(86,599)
2023	5,197,331	(136,662)	1,407,506	(320,892)	8.51	(86,277)
2022	6,736,092	(15,544,219)	3,870,647	(11,582,853)	25.43	(92,966)

(1) Omid Farokhzad, M.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2023 - 2024	2022
David Horn	Omead Ostadan
Elona Kogan	David Horn
Elona Kogan

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,549,950	(2,360,377)	3,392,073	4,581,646
2023	5,197,331	(4,015,530)	(1,318,463)	(136,662)
2022	6,736,092	(5,507,299)	(16,773,012)	(15,544,219)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,118,658	(601,024)	273,070	790,704
2023	1,407,506	(788,760)	(939,638)	(320,892)
2022	3,870,647	(2,631,870)	(12,821,630)	(11,582,853)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables (the Company has not paid dividends historically as a public company and does not sponsor any pension arrangements; thus no adjustments are made for these items):

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Year Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	2,996,803	451,882	—	(56,612)	—	3,392,073
2023	1,542,178	(1,645,982)	—	(1,214,659)	—	(1,318,463)
2022	1,772,140	(11,783,695)	—	(6,761,457)	—	(16,773,012)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	427,600	64,266	—	(18,866)	(199,930)	273,070
2023	299,987	(733,276)	—	(506,349)	—	(939,638)
2022	579,646	(4,930,648)	—	(2,790,307)	(5,680,321)	(12,821,630)

(4) Assumes $100 was invested in the Company for the period starting December 31, 2021, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote	Omid Farokhzad, M.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2023 - 2024	2022
David Horn	Omead Ostadan
Elona Kogan	David Horn
Elona Kogan

PEO Total Compensation Amount	$ 3,549,950	$ 5,197,331	$ 6,736,092
PEO Actually Paid Compensation Amount	$ 4,581,646	(136,662)	(15,544,219)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,549,950	(2,360,377)	3,392,073	4,581,646
2023	5,197,331	(4,015,530)	(1,318,463)	(136,662)
2022	6,736,092	(5,507,299)	(16,773,012)	(15,544,219)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,118,658	(601,024)	273,070	790,704
2023	1,407,506	(788,760)	(939,638)	(320,892)
2022	3,870,647	(2,631,870)	(12,821,630)	(11,582,853)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables (the Company has not paid dividends historically as a public company and does not sponsor any pension arrangements; thus no adjustments are made for these items):

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Year Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	2,996,803	451,882	—	(56,612)	—	3,392,073
2023	1,542,178	(1,645,982)	—	(1,214,659)	—	(1,318,463)
2022	1,772,140	(11,783,695)	—	(6,761,457)	—	(16,773,012)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	427,600	64,266	—	(18,866)	(199,930)	273,070
2023	299,987	(733,276)	—	(506,349)	—	(939,638)
2022	579,646	(4,930,648)	—	(2,790,307)	(5,680,321)	(12,821,630)

Non-PEO NEO Average Total Compensation Amount	$ 1,118,658	1,407,506	3,870,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 790,704	(320,892)	(11,582,853)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,549,950	(2,360,377)	3,392,073	4,581,646
2023	5,197,331	(4,015,530)	(1,318,463)	(136,662)
2022	6,736,092	(5,507,299)	(16,773,012)	(15,544,219)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,118,658	(601,024)	273,070	790,704
2023	1,407,506	(788,760)	(939,638)	(320,892)
2022	3,870,647	(2,631,870)	(12,821,630)	(11,582,853)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables (the Company has not paid dividends historically as a public company and does not sponsor any pension arrangements; thus no adjustments are made for these items):

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Year Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	2,996,803	451,882	—	(56,612)	—	3,392,073
2023	1,542,178	(1,645,982)	—	(1,214,659)	—	(1,318,463)
2022	1,772,140	(11,783,695)	—	(6,761,457)	—	(16,773,012)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	427,600	64,266	—	(18,866)	(199,930)	273,070
2023	299,987	(733,276)	—	(506,349)	—	(939,638)
2022	579,646	(4,930,648)	—	(2,790,307)	(5,680,321)	(12,821,630)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (TSR)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 10.13	8.51	25.43
Net Income (Loss)	$ (86,599,000)	$ (86,277,000)	$ (92,966,000)
PEO Name	Omid Farokhzad	Omid Farokhzad	Omid Farokhzad
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,360,377)	$ (4,015,530)	$ (5,507,299)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,392,073	(1,318,463)	(16,773,012)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(0)	(0)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(601,024)	(788,760)	(2,631,870)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,070	(939,638)	(12,821,630)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (0)	$ (0)